Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans	$ 887,637	$ 962,265	$ 953,110	$ 956,770	$ 967,604
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	7,041	7,285
Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	690	933
Government insured or guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due	11,100	6,400
Loans, 90 days or more past due and still accruing	6,351	6,352
Purchase credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		568
Total Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	75,172
Term loans by origination year, 2019	60,307
Term loans by origination year, 2018	22,816
Term loans by origination year, 2017	29,673
Term loans by origination year, 2016	35,869
Term loans by origination year, Prior	97,314
Revolving loans	79,347
Revolving loans converted to term loans	8,722
Loans	409,220	446,546	439,705	453,382	461,068
Total Consumer [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	612	855
Total Consumer [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		445,978
Total Consumer [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		11,170
Total Consumer [Member] | Purchase credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		568
Total Consumer [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		568
Total Consumer [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		429,158
Total Consumer [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		2,685
Total Consumer [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		1,084
Total Consumer [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		619
Total Consumer [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		593
Total Consumer [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		669
Total Consumer [Member] | 90 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans	2,700	$ 1,900
Total Consumer [Member] | Greater than 30 days past due [Member] | Purchase credit deteriorated [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Unpaid principal balance, percent past due		26.00%
Residential mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	53,972
Term loans by origination year, 2019	44,077
Term loans by origination year, 2018	15,758
Term loans by origination year, 2017	25,835
Term loans by origination year, 2016	33,051
Term loans by origination year, Prior	96,349
Revolving loans	22,677
Revolving loans converted to term loans	8,241
Loans	299,960	$ 323,356
Residential mortgage [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		322,788
Residential mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		11,170
Residential mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		568
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	53,950
Term loans by origination year, 2019	44,038
Term loans by origination year, 2018	15,717
Term loans by origination year, 2017	25,796
Term loans by origination year, 2016	33,019
Term loans by origination year, Prior	95,160
Revolving loans	6,934
Revolving loans converted to term loans	2,060
Loans	276,674	293,847	285,065	284,054	275,579
Real estate 1-4 family first mortgage [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	135	112
Real estate 1-4 family first mortgage [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	215
Term loans by origination year, 2019	639
Term loans by origination year, 2018	904
Term loans by origination year, 2017	1,076
Term loans by origination year, 2016	2,367
Term loans by origination year, Prior	25,039
Revolving loans	0
Revolving loans converted to term loans	0
Loans	30,240
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		293,292
Real estate 1-4 family first mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		11,170
Real estate 1-4 family first mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		555
Real estate 1-4 family first mortgage [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	53,298
Term loans by origination year, 2019	43,297
Term loans by origination year, 2018	14,761
Term loans by origination year, 2017	24,619
Term loans by origination year, 2016	30,533
Term loans by origination year, Prior	67,960
Revolving loans	6,762
Revolving loans converted to term loans	1,719
Loans	242,949
Real estate 1-4 family first mortgage [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		279,722
Real estate 1-4 family first mortgage [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	111
Term loans by origination year, 2019	76
Term loans by origination year, 2018	36
Term loans by origination year, 2017	67
Term loans by origination year, 2016	79
Term loans by origination year, Prior	750
Revolving loans	52
Revolving loans converted to term loans	66
Loans	1,237
Real estate 1-4 family first mortgage [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		1,136
Real estate 1-4 family first mortgage [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	88
Term loans by origination year, 2019	10
Term loans by origination year, 2018	6
Term loans by origination year, 2017	12
Term loans by origination year, 2016	13
Term loans by origination year, Prior	305
Revolving loans	56
Revolving loans converted to term loans	68
Loans	558
Real estate 1-4 family first mortgage [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		404
Real estate 1-4 family first mortgage [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	232
Term loans by origination year, 2019	11
Term loans by origination year, 2018	5
Term loans by origination year, 2017	8
Term loans by origination year, 2016	7
Term loans by origination year, Prior	197
Revolving loans	26
Revolving loans converted to term loans	33
Loans	519
Real estate 1-4 family first mortgage [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		197
Real estate 1-4 family first mortgage [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	3
Term loans by origination year, 2019	4
Term loans by origination year, 2018	1
Term loans by origination year, 2017	3
Term loans by origination year, 2016	5
Term loans by origination year, Prior	151
Revolving loans	17
Revolving loans converted to term loans	29
Loans	213
Real estate 1-4 family first mortgage [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		160
Real estate 1-4 family first mortgage [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	3
Term loans by origination year, 2019	1
Term loans by origination year, 2018	4
Term loans by origination year, 2017	11
Term loans by origination year, 2016	15
Term loans by origination year, Prior	758
Revolving loans	21
Revolving loans converted to term loans	145
Loans	958
Real estate 1-4 family first mortgage [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		503
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	41
Term loans by origination year, 2017	39
Term loans by origination year, 2016	32
Term loans by origination year, Prior	1,189
Revolving loans	15,743
Revolving loans converted to term loans	6,181
Loans	23,286	29,509	34,398	39,713	46,237
Real estate 1-4 family junior lien mortgage [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	19	32
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		29,496
Real estate 1-4 family junior lien mortgage [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Real estate 1-4 family junior lien mortgage [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		13
Real estate 1-4 family junior lien mortgage [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	22
Term loans by origination year, 2019	39
Term loans by origination year, 2018	39
Term loans by origination year, 2017	37
Term loans by origination year, 2016	31
Term loans by origination year, Prior	1,115
Revolving loans	15,366
Revolving loans converted to term loans	5,434
Loans	22,083
Real estate 1-4 family junior lien mortgage [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		28,870
Real estate 1-4 family junior lien mortgage [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	1
Term loans by origination year, 2017	1
Term loans by origination year, 2016	0
Term loans by origination year, Prior	22
Revolving loans	113
Revolving loans converted to term loans	160
Loans	297
Real estate 1-4 family junior lien mortgage [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		216
Real estate 1-4 family junior lien mortgage [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	1
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	11
Revolving loans	154
Revolving loans converted to term loans	271
Loans	437
Real estate 1-4 family junior lien mortgage [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		115
Real estate 1-4 family junior lien mortgage [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	1
Term loans by origination year, 2016	0
Term loans by origination year, Prior	7
Revolving loans	45
Revolving loans converted to term loans	84
Loans	137
Real estate 1-4 family junior lien mortgage [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		69
Real estate 1-4 family junior lien mortgage [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	9
Revolving loans	36
Revolving loans converted to term loans	77
Loans	122
Real estate 1-4 family junior lien mortgage [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		71
Real estate 1-4 family junior lien mortgage [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	1
Term loans by origination year, Prior	25
Revolving loans	29
Revolving loans converted to term loans	155
Loans	210
Real estate 1-4 family junior lien mortgage [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		155
Credit card [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	36,374
Revolving loans converted to term loans	290
Loans	36,664	41,013	39,025	37,976	36,700
Credit card [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	365	546
Credit card [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		41,013
Credit card [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Credit card [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Credit card [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	35,612
Revolving loans converted to term loans	255
Loans	35,867
Credit card [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		39,935
Credit card [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	243
Revolving loans converted to term loans	12
Loans	255
Credit card [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		311
Credit card [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	167
Revolving loans converted to term loans	10
Loans	177
Credit card [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		221
Credit card [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	144
Revolving loans converted to term loans	10
Loans	154
Credit card [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		202
Credit card [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	208
Revolving loans converted to term loans	3
Loans	211
Credit card [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		343
Credit card [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	0
Revolving loans converted to term loans	0
Loans	0
Credit card [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		1
Auto [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	19,790
Term loans by origination year, 2019	14,831
Term loans by origination year, 2018	6,471
Term loans by origination year, 2017	3,573
Term loans by origination year, 2016	2,757
Term loans by origination year, Prior	765
Revolving loans	0
Revolving loans converted to term loans	0
Loans	48,187	47,873	45,069	53,371	62,286
Auto [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	65	78
Auto [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		47,873
Auto [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Auto [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Auto [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	19,625
Term loans by origination year, 2019	14,561
Term loans by origination year, 2018	6,307
Term loans by origination year, 2017	3,459
Term loans by origination year, 2016	2,603
Term loans by origination year, Prior	697
Revolving loans	0
Revolving loans converted to term loans	0
Loans	47,252
Auto [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		46,650
Auto [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	120
Term loans by origination year, 2019	183
Term loans by origination year, 2018	114
Term loans by origination year, 2017	80
Term loans by origination year, 2016	107
Term loans by origination year, Prior	46
Revolving loans	0
Revolving loans converted to term loans	0
Loans	650
Auto [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		882
Auto [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	32
Term loans by origination year, 2019	60
Term loans by origination year, 2018	36
Term loans by origination year, 2017	25
Term loans by origination year, 2016	35
Term loans by origination year, Prior	16
Revolving loans	0
Revolving loans converted to term loans	0
Loans	204
Auto [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		263
Auto [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	13
Term loans by origination year, 2019	26
Term loans by origination year, 2018	14
Term loans by origination year, 2017	9
Term loans by origination year, 2016	12
Term loans by origination year, Prior	6
Revolving loans	0
Revolving loans converted to term loans	0
Loans	80
Auto [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		77
Auto [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	1
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	0
Revolving loans converted to term loans	0
Loans	1
Auto [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		1
Auto [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	0
Revolving loans converted to term loans	0
Loans	0
Auto [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Other revolving credit and installment [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	1,410
Term loans by origination year, 2019	1,399
Term loans by origination year, 2018	587
Term loans by origination year, 2017	265
Term loans by origination year, 2016	61
Term loans by origination year, Prior	200
Revolving loans	20,296
Revolving loans converted to term loans	191
Loans	24,409	34,304	$ 36,148	$ 38,268	$ 40,266
Other revolving credit and installment [Member] | Non-government insured/guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Loans, 90 days or more past due and still accruing	28	87
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		34,304
Other revolving credit and installment [Member] | Not purchased credit deteriorated [Member] | Government insured or guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Other revolving credit and installment [Member] | Purchase credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		0
Other revolving credit and installment [Member] | Current-29 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	1,406
Term loans by origination year, 2019	1,383
Term loans by origination year, 2018	577
Term loans by origination year, 2017	261
Term loans by origination year, 2016	59
Term loans by origination year, Prior	193
Revolving loans	20,246
Revolving loans converted to term loans	162
Loans	24,287
Other revolving credit and installment [Member] | Current-29 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		33,981
Other revolving credit and installment [Member] | 30-59 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	2
Term loans by origination year, 2019	7
Term loans by origination year, 2018	5
Term loans by origination year, 2017	2
Term loans by origination year, 2016	1
Term loans by origination year, Prior	3
Revolving loans	19
Revolving loans converted to term loans	10
Loans	49
Other revolving credit and installment [Member] | 30-59 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		140
Other revolving credit and installment [Member] | 60 to 89 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	1
Term loans by origination year, 2019	5
Term loans by origination year, 2018	3
Term loans by origination year, 2017	1
Term loans by origination year, 2016	1
Term loans by origination year, Prior	1
Revolving loans	10
Revolving loans converted to term loans	6
Loans	28
Other revolving credit and installment [Member] | 60 to 89 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		81
Other revolving credit and installment [Member] | 90-119 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	1
Term loans by origination year, 2019	4
Term loans by origination year, 2018	2
Term loans by origination year, 2017	1
Term loans by origination year, 2016	0
Term loans by origination year, Prior	1
Revolving loans	8
Revolving loans converted to term loans	3
Loans	20
Other revolving credit and installment [Member] | 90-119 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		74
Other revolving credit and installment [Member] | 120-179 days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	0
Revolving loans	10
Revolving loans converted to term loans	4
Loans	14
Other revolving credit and installment [Member] | 120-179 days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		18
Other revolving credit and installment [Member] | 180 plus days past due [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Term loans by origination year, 2020	0
Term loans by origination year, 2019	0
Term loans by origination year, 2018	0
Term loans by origination year, 2017	0
Term loans by origination year, 2016	0
Term loans by origination year, Prior	2
Revolving loans	3
Revolving loans converted to term loans	6
Loans	$ 11
Other revolving credit and installment [Member] | 180 plus days past due [Member] | Not purchased credit deteriorated [Member] | Non-government insured/guaranteed [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans		$ 10